Accrued expenses and other payables	6 Months Ended
Jun. 30, 2023
Accrued expenses and other payables
Accrued expenses and other payables

15.Accrued expenses and other payables

		As of
		December	As of June
		31,	30,
		2022	2023
		RMB	RMB
Accrual for salary and bonus		6,426	5,238
Other taxes and surcharge payable		24,081	24,977
Down payments collected on behalf of secondary property sellers	(1)	—	—
Amounts due to franchisees	(2)	218	218
Professional service fee		982	838
Amounts due to third parties under collaborative agreements	(3)	41,444	40,973
Accrued expenses		10,406	2,479
Receipt in advance		12,551	9,696
Others		85,032	35,833
Accrued expenses and other payables		181,140	120,252

(1)	These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions for which legal title transfer from property sellers had not yet been completed.
(2)	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2022 and June 30, 2023 represent the commission received on behalf of the real estate agency companies and guarantee deposits.
(3)	The amount represents funds provided by third parties under Collaborative Agreements (see note 1) for the parking space sales projects.